Revenue	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Revenue

17.	REVENUE

	Year Ended December 31,
	2014	2013

Copper-gold concentrate
Copper	$1,010,752	$37,596
Gold	616,124	13,172
Silver	17,257	752

	$1,644,133	$51,520

For the year ended December 31, 2014, revenues are presented net of royalties of $91.5 million (2013 - $3.0 million).